Non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets.
Schedule of non-current assets

	Year ended December 31,
	2024	2023
	$’m	$’m
Customer receivables	36	29
Indirect tax assets	17	41
	53	70